LEASES - Carrying amounts of the lease liabilities and the movements (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2024 USD ($)
LEASES
Balance	Rp 20,302	Rp 18,473
Accretion of interest	1,348	1,015
Additions (Note 36a)	10,424	10,407
Deductions	(8,149)	(9,593)
Balance	23,925	20,302
Current	(5,447)	(5,458)	$ (338)
Non-current	Rp 18,478	Rp 14,844	$ 1,148